SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES (Tables)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES
Schedule of key macroeconomic parameters for estimation of expected credit losses

		Scenarios
As of December 31, 2021	Year	Basic	Negative	Positive

Growth Rate of GDP	2022	5.30%	5.04%	5.57%
	2023 and subsequent years	5.00%	4.75%	5.25%
Growth Rate of CPI	2022	2.20%	2.09%	2.31%
	2023 and subsequent years	1.60%	1.52%	1.68%

		Scenarios
As of December 31, 2020	Year	Basic	Negative	Positive

Growth Rate of GDP	2021	8.83%	8.39%	9.27%
	2022 and subsequent years	5.30%	5.04%	5.57%
Growth Rate of CPI	2021	1.33%	1.26%	1.40%
	2022 and subsequent years	2.40%	2.28%	2.52%